Vanguard Tax-Managed Capital Appreciation Fund

Schedule of Investments (unaudited)
As of September 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (15.0%)
*	Amazon.com Inc.	157,364	273,170
	Home Depot Inc.	412,898	95,801
	Walt Disney Co.	643,470	83,857
	Comcast Corp. Class A	1,555,124	70,105
	McDonald's Corp.	292,234	62,746
	Walmart Inc.	509,671	60,488
	Costco Wholesale Corp.	174,500	50,275
	NIKE Inc. Class B	470,007	44,143
	Starbucks Corp.	496,588	43,908
	Lowe's Cos. Inc.	360,117	39,598
*	Netflix Inc.	147,863	39,571
*	Booking Holdings Inc.	16,064	31,527
	Marriott International Inc. Class A	197,280	24,536
	Ross Stores Inc.	222,471	24,438
	TJX Cos. Inc.	428,475	23,883
	Estee Lauder Cos. Inc. Class A	119,806	23,835
*	O'Reilly Automotive Inc.	55,052	21,939
*	AutoZone Inc.	19,895	21,579
*	Charter Communications Inc. Class A	48,296	19,904
	Yum! Brands Inc.	157,639	17,881
	Target Corp.	166,946	17,848
*	Dollar Tree Inc.	148,191	16,918
*	NVR Inc.	4,502	16,736
	eBay Inc.	423,536	16,509
*	CarMax Inc.	181,569	15,978
	Dollar General Corp.	83,646	13,295
	DR Horton Inc.	249,417	13,147
	Expedia Group Inc.	95,915	12,892
*	Tesla Inc.	51,081	12,304
	Royal Caribbean Cruises Ltd.	113,167	12,259
	General Motors Co.	325,682	12,207
	Hasbro Inc.	84,249	10,000
	Darden Restaurants Inc.	82,652	9,771
	MGM Resorts International	341,056	9,454
	Advance Auto Parts Inc.	57,115	9,447
*	WABCO Holdings Inc.	70,309	9,404
	Gentex Corp.	340,404	9,373
	Yum China Holdings Inc.	205,835	9,351
	PulteGroup Inc.	252,478	9,228
*	Henry Schein Inc.	135,681	8,616
*	Tempur Sealy International Inc.	108,187	8,352
	Ford Motor Co.	902,931	8,271
	VF Corp.	88,788	7,901
	Hilton Worldwide Holdings Inc.	83,692	7,793
	Lennar Corp. Class A	131,583	7,349
*	Discovery Communications Inc.	287,390	7,076
	Hyatt Hotels Corp. Class A	93,994	6,925
	Interpublic Group of Cos. Inc.	318,621	6,869
*	Lululemon Athletica Inc.	35,052	6,749

CBS Corp. Class B	161,261	6,510
* Mohawk Industries Inc.	51,341	6,370
* Chipotle Mexican Grill Inc. Class A	7,295	6,131
PVH Corp.	66,936	5,906
Las Vegas Sands Corp.	99,438	5,744
BorgWarner Inc.	154,390	5,663
* Liberty Media Corp-Liberty SiriusXM Class C	132,938	5,578
* Live Nation Entertainment Inc.	81,832	5,429
* Visteon Corp.	65,288	5,389
* Norwegian Cruise Line Holdings Ltd.	103,724	5,370
Toll Brothers Inc.	121,245	4,977
* Burlington Stores Inc.	23,758	4,747
Omnicom Group Inc.	57,982	4,540
* Bright Horizons Family Solutions Inc.	29,665	4,524
* AutoNation Inc.	81,769	4,146
Kohl's Corp.	81,914	4,068
Lear Corp.	33,728	3,977
Brinker International Inc.	92,728	3,957
* ServiceMaster Global Holdings Inc.	70,420	3,936
* Madison Square Garden Co. Class A	14,926	3,933
Hanesbrands Inc.	255,445	3,913
* Liberty Media Corp-Liberty SiriusXM Class A	93,616	3,892
Sirius XM Holdings Inc.	614,472	3,844
* Liberty Media Corp-Liberty Formula One	90,972	3,784
Vail Resorts Inc.	16,567	3,770
Aptiv plc	42,551	3,720
* Liberty Broadband Corp.	35,418	3,707
* IAA Inc.	87,027	3,632
Carnival Corp.	81,336	3,555
* GCI Liberty Inc. Class A	55,413	3,440
* Ulta Beauty Inc.	13,417	3,363
Viacom Inc. Class B	136,112	3,271
* Qurate Retail Group Inc. QVC Group Class A	313,074	3,229
Fox Corp. Class A	101,756	3,209
Wynn Resorts Ltd.	28,216	3,068
Foot Locker Inc.	70,647	3,049
* AMC Networks Inc. Class A	60,817	2,990
Best Buy Co. Inc.	42,921	2,961
* TripAdvisor Inc.	75,821	2,933
* frontdoor Inc.	55,654	2,703
Ralph Lauren Corp. Class A	28,066	2,679
* Murphy USA Inc.	31,131	2,655
Gap Inc.	152,830	2,653
Harley-Davidson Inc.	66,065	2,376
John Wiley & Sons Inc. Class A	53,559	2,353
* LKQ Corp.	74,828	2,353
* Wayfair Inc.	19,790	2,219
* Floor & Decor Holdings Inc. Class A	43,059	2,202
* Under Armour Inc. Class C	118,107	2,141
Tractor Supply Co.	23,667	2,140
News Corp. Class A	149,164	2,076
* Hilton Grand Vacations Inc.	62,103	1,987
* Liberty Broadband Corp. Class A	18,984	1,984
AMERCO	5,084	1,983
* Liberty Media Corp-Liberty Formula One Class A	48,061	1,903
* Skechers U.S.A. Inc. Class A	50,066	1,870
KAR Auction Services Inc.	73,720	1,810

Polaris Inc.	20,480	1,802
* Caesars Entertainment Corp.	147,969	1,725
* Under Armour Inc. Class A	86,062	1,716
* Discovery Communications Inc. Class A	60,143	1,602
Genuine Parts Co.	15,808	1,574
H&R Block Inc.	66,404	1,568
* Grand Canyon Education Inc.	14,963	1,469
* Mattel Inc.	127,687	1,454
Kontoor Brands Inc.	38,881	1,365
* DISH Network Corp. Class A	39,307	1,339
* Urban Outfitters Inc.	44,921	1,262
Pool Corp.	6,204	1,251
* Sally Beauty Holdings Inc.	79,152	1,179
Macy's Inc.	75,151	1,168
Nordstrom Inc.	33,885	1,141
Domino's Pizza Inc.	4,438	1,086
Graham Holdings Co. Class B	1,592	1,056
Lennar Corp. Class B	23,267	1,032
* Garrett Motion Inc.	91,667	913
Tapestry Inc.	32,939	858
* Roku Inc.	8,244	839
* Capri Holdings Ltd.	23,015	763
* Five Below Inc.	5,820	734
* Etsy Inc.	12,640	714
* Carvana Co. Class A	10,669	704
* Spotify Technology SA	5,466	623
* Altice USA Inc. Class A	20,579	590
* Planet Fitness Inc. Class A	9,960	576
* Ollie's Bargain Outlet Holdings Inc.	9,221	541
* 2U Inc.	16,895	275
* Trade Desk Inc. Class A	829	155
		1,624,592
Consumer Staples (5.9%)
Procter & Gamble Co.	930,236	115,703
Coca-Cola Co.	1,242,627	67,649
PepsiCo Inc.	467,291	64,066
Mondelez International Inc. Class A	622,552	34,440
Philip Morris International Inc.	430,291	32,672
Colgate-Palmolive Co.	382,064	28,085
CVS Health Corp.	385,768	24,330
Altria Group Inc.	512,514	20,962
* Monster Beverage Corp.	345,022	20,032
Constellation Brands Inc. Class A	87,924	18,225
Walgreens Boots Alliance Inc.	278,675	15,413
Tyson Foods Inc. Class A	174,713	15,050
McCormick & Co. Inc.	86,333	13,494
Church & Dwight Co. Inc.	175,325	13,191
Hershey Co.	80,963	12,548
Clorox Co.	75,005	11,391
Kroger Co.	439,430	11,328
Brown-Forman Corp. Class B	178,872	11,230
Archer-Daniels-Midland Co.	260,303	10,691
Hormel Foods Corp.	221,764	9,698
Corteva Inc.	328,953	9,211
Kimberly-Clark Corp.	54,013	7,673
JM Smucker Co.	58,056	6,387
General Mills Inc.	108,267	5,968

* Post Holdings Inc.	48,089	5,090
Ingredion Inc.	60,586	4,952
Campbell Soup Co.	103,441	4,853
Molson Coors Brewing Co. Class B	82,455	4,741
* US Foods Holding Corp.	97,289	3,999
Keurig Dr Pepper Inc.	139,861	3,821
Sysco Corp.	45,888	3,643
* TreeHouse Foods Inc.	64,371	3,569
Energizer Holdings Inc.	64,888	2,828
Kraft Heinz Co.	83,022	2,319
* Pilgrim's Pride Corp.	71,707	2,298
* Edgewell Personal Care Co.	63,860	2,075
* Herbalife Nutrition Ltd.	48,914	1,852
Lamb Weston Holdings Inc.	23,087	1,679
Kellogg Co.	25,140	1,618
Bunge Ltd.	24,005	1,359
* Hain Celestial Group Inc.	48,642	1,045
* Sprouts Farmers Market Inc.	43,756	846
* Beyond Meat Inc.	5,275	784
Seaboard Corp.	56	245
Spectrum Brands Holdings Inc.	4,102	216
		633,269
Energy (3.9%)
Exxon Mobil Corp.	1,686,465	119,081
Chevron Corp.	764,339	90,651
ConocoPhillips	486,230	27,705
Phillips 66	218,493	22,374
EOG Resources Inc.	233,220	17,310
Valero Energy Corp.	178,997	15,258
Marathon Petroleum Corp.	245,919	14,940
Occidental Petroleum Corp.	260,639	11,591
Kinder Morgan Inc.	534,913	11,025
Diamondback Energy Inc.	121,567	10,930
Pioneer Natural Resources Co.	84,534	10,632
Schlumberger Ltd.	233,905	7,993
Williams Cos. Inc.	283,277	6,816
Hess Corp.	109,994	6,652
* Cheniere Energy Inc.	102,661	6,474
ONEOK Inc.	82,387	6,071
Cabot Oil & Gas Corp.	293,774	5,162
Concho Resources Inc.	75,821	5,148
* WPX Energy Inc.	485,932	5,146
* Continental Resources Inc.	120,205	3,701
* First Solar Inc.	58,047	3,367
Cimarex Energy Co.	48,579	2,329
HollyFrontier Corp.	41,563	2,229
Marathon Oil Corp.	152,857	1,876
Parsley Energy Inc. Class A	78,235	1,314
Halliburton Co.	62,502	1,178
Helmerich & Payne Inc.	26,828	1,075
* Apergy Corp.	39,495	1,068
* Extraction Oil & Gas Inc.	360,023	1,058
* CNX Resources Corp.	129,444	940
Devon Energy Corp.	24,044	578
* Transocean Ltd.	102,950	460
* Chesapeake Energy Corp.	322,317	454
QEP Resources Inc.	112,409	416

* Whiting Petroleum Corp.	48,845	392
* Centennial Resource Development Inc. Class A	83,062	375
* Antero Resources Corp.	114,534	346
National Oilwell Varco Inc.	12,259	260
EQT Corp.	18,044	192
		424,567
Financial Services (21.0%)
* Berkshire Hathaway Inc. Class B	723,268	150,454
JPMorgan Chase & Co.	1,235,871	145,450
Visa Inc. Class A	669,205	115,110
Mastercard Inc. Class A	356,429	96,795
Bank of America Corp.	3,311,975	96,610
Wells Fargo & Co.	1,525,740	76,958
Citigroup Inc.	958,583	66,219
* PayPal Holdings Inc.	534,520	55,371
American Tower Corp.	190,453	42,115
Global Payments Inc.	241,544	38,406
American Express Co.	293,985	34,773
* Fiserv Inc.	322,884	33,448
Fidelity National Information Services Inc.	243,007	32,262
S&P Global Inc.	131,101	32,117
Goldman Sachs Group Inc.	144,510	29,947
Aon plc	133,659	25,872
SBA Communications Corp. Class A	106,665	25,722
Intercontinental Exchange Inc.	267,698	24,701
Morgan Stanley	528,438	22,548
Crown Castle International Corp.	158,278	22,002
US Bancorp	392,095	21,699
Progressive Corp.	276,677	21,373
Charles Schwab Corp.	506,827	21,201
MSCI Inc. Class A	94,720	20,625
Equinix Inc.	35,148	20,273
Chubb Ltd.	125,144	20,203
CME Group Inc.	95,562	20,196
American International Group Inc.	361,546	20,138
Aflac Inc.	363,961	19,042
Simon Property Group Inc.	121,107	18,850
Discover Financial Services	202,137	16,391
Prologis Inc.	192,150	16,375
SunTrust Banks Inc.	235,825	16,225
Moody's Corp.	78,103	15,998
Travelers Cos. Inc.	106,100	15,776
Public Storage	63,384	15,546
* CBRE Group Inc. Class A	291,081	15,430
AvalonBay Communities Inc.	69,041	14,867
* Arch Capital Group Ltd.	345,416	14,501
Prudential Financial Inc.	159,998	14,392
E*TRADE Financial Corp.	328,550	14,354
Equity Residential	165,488	14,275
Ameriprise Financial Inc.	91,852	13,511
Essex Property Trust Inc.	39,573	12,927
Equity LifeStyle Properties Inc.	95,897	12,812
* Alleghany Corp.	15,928	12,707
Allstate Corp.	114,629	12,458
* Markel Corp.	10,483	12,390
PNC Financial Services Group Inc.	85,469	11,979
Brown & Brown Inc.	331,915	11,969

WR Berkley Corp.	163,287	11,794
Nasdaq Inc.	118,042	11,727
T. Rowe Price Group Inc.	101,843	11,636
Capital One Financial Corp.	124,902	11,364
* Globe Life Inc.	114,540	10,968
MetLife Inc.	231,159	10,901
Equifax Inc.	77,406	10,889
Boston Properties Inc.	82,783	10,734
First Republic Bank	110,939	10,728
Reinsurance Group of America Inc. Class A	65,559	10,482
Marsh & McLennan Cos. Inc.	104,500	10,455
Extra Space Storage Inc.	89,010	10,398
Fifth Third Bancorp	372,506	10,199
Assurant Inc.	80,896	10,178
State Street Corp.	165,458	9,793
BlackRock Inc.	21,754	9,694
Popular Inc.	173,287	9,371
Welltower Inc.	103,325	9,366
Lincoln National Corp.	153,393	9,253
BB&T Corp.	171,310	9,143
Zions Bancorp NA	203,128	9,043
Synchrony Financial	263,675	8,989
Digital Realty Trust Inc.	68,708	8,919
TD Ameritrade Holding Corp.	190,188	8,882
KeyCorp	495,028	8,831
Mid-America Apartment Communities Inc.	65,687	8,540
American Homes 4 Rent Class A	329,423	8,529
Commerce Bancshares Inc.	140,192	8,503
M&T Bank Corp.	52,968	8,367
American Financial Group Inc.	76,567	8,258
Bank of New York Mellon Corp.	182,534	8,252
* Howard Hughes Corp.	63,562	8,238
* FleetCor Technologies Inc.	28,478	8,167
Apartment Investment & Management Co.	154,271	8,044
SEI Investments Co.	135,491	8,029
Lamar Advertising Co. Class A	96,942	7,942
Douglas Emmett Inc.	183,654	7,866
Loews Corp.	149,941	7,719
Raymond James Financial Inc.	92,342	7,615
Broadridge Financial Solutions Inc.	60,504	7,529
Hanover Insurance Group Inc.	54,354	7,367
White Mountains Insurance Group Ltd.	6,722	7,260
Jack Henry & Associates Inc.	49,725	7,258
Alexandria Real Estate Equities Inc.	45,800	7,055
Principal Financial Group Inc.	121,684	6,953
Federal Realty Investment Trust	50,700	6,902
Jones Lang LaSalle Inc.	49,345	6,862
Ventas Inc.	90,000	6,573
* CoreLogic Inc.	140,958	6,522
East West Bancorp Inc.	143,765	6,367
SLM Corp.	676,250	5,968
* Euronet Worldwide Inc.	40,414	5,913
Franklin Resources Inc.	204,599	5,905
Equity Commonwealth	171,384	5,870
Host Hotels & Resorts Inc.	323,592	5,595
First Horizon National Corp.	344,756	5,585
Camden Property Trust	50,145	5,567

Signature Bank	46,339	5,525
TFS Financial Corp.	295,507	5,325
Unum Group	176,999	5,260
Hartford Financial Services Group Inc.	84,281	5,108
Invitation Homes Inc.	160,663	4,757
Cullen/Frost Bankers Inc.	53,039	4,697
Eaton Vance Corp.	103,330	4,643
Weyerhaeuser Co.	150,490	4,169
Associated Banc-Corp	199,416	4,038
CNA Financial Corp.	79,864	3,933
Voya Financial Inc.	66,731	3,633
Interactive Brokers Group Inc.	65,182	3,506
* Square Inc.	55,726	3,452
BOK Financial Corp.	43,114	3,412
Realty Income Corp.	43,328	3,322
Omega Healthcare Investors Inc.	76,000	3,176
Service Properties Trust	118,958	3,068
Retail Properties of America Inc.	247,499	3,049
Jefferies Financial Group Inc.	163,752	3,013
Santander Consumer USA Holdings Inc.	117,318	2,993
Northern Trust Corp.	28,975	2,704
* WEX Inc.	12,643	2,555
* Credit Acceptance Corp.	5,424	2,502
Bank of Hawaii Corp.	27,418	2,356
People's United Financial Inc.	148,470	2,321
Ally Financial Inc.	69,031	2,289
OneMain Holdings Inc.	61,818	2,268
SL Green Realty Corp.	27,406	2,240
Fidelity National Financial Inc.	49,029	2,177
Affiliated Managers Group Inc.	25,398	2,117
Navient Corp.	157,084	2,011
* Athene Holding Ltd. Class A	47,752	2,008
* Brighthouse Financial Inc.	49,122	1,988
* Zillow Group Inc.	63,966	1,907
Paramount Group Inc.	137,537	1,836
JBG SMITH Properties	44,557	1,747
Alliance Data Systems Corp.	11,568	1,482
* Zillow Group Inc. Class A	47,214	1,395
Duke Realty Corp.	40,874	1,389
* SVB Financial Group	6,580	1,375
TransUnion	16,149	1,310
* Texas Capital Bancshares Inc.	23,413	1,280
VICI Properties Inc.	55,005	1,246
Western Alliance Bancorp	24,246	1,117
Vornado Realty Trust	16,856	1,073
Lazard Ltd. Class A	26,995	945
Iron Mountain Inc.	26,870	870
MGIC Investment Corp.	60,437	760
* Fair Isaac Corp.	2,023	614
Annaly Capital Management Inc.	64,371	566
First Citizens BancShares Inc. Class A	100	47
		2,270,794
Health Care (12.6%)
Johnson & Johnson	1,007,433	130,342
Merck & Co. Inc.	892,963	75,170
UnitedHealth Group Inc.	337,542	73,355
Pfizer Inc.	1,981,433	71,193

Medtronic plc	464,846	50,492
Abbott Laboratories	578,097	48,369
Amgen Inc.	247,354	47,865
Thermo Fisher Scientific Inc.	157,208	45,790
AbbVie Inc.	532,076	40,289
Danaher Corp.	240,009	34,665
Eli Lilly & Co.	307,434	34,380
* Boston Scientific Corp.	802,246	32,643
Becton Dickinson and Co.	126,998	32,125
Zoetis Inc.	251,916	31,386
Gilead Sciences Inc.	488,136	30,938
* Celgene Corp.	294,324	29,226
Cigna Corp.	182,083	27,638
Anthem Inc.	110,825	26,609
Stryker Corp.	114,258	24,714
* Biogen Inc.	93,002	21,653
* Vertex Pharmaceuticals Inc.	127,238	21,557
Humana Inc.	68,086	17,408
Bristol-Myers Squibb Co.	323,325	16,396
Agilent Technologies Inc.	203,841	15,620
Allergan plc	92,786	15,615
* Illumina Inc.	49,935	15,191
Baxter International Inc.	170,756	14,936
Teleflex Inc.	42,813	14,546
* Intuitive Surgical Inc.	25,845	13,954
Zimmer Biomet Holdings Inc.	99,842	13,705
Cooper Cos. Inc.	44,327	13,165
* Edwards Lifesciences Corp.	59,436	13,071
* Laboratory Corp. of America Holdings	75,299	12,650
Universal Health Services Inc. Class B	71,278	10,603
* Charles River Laboratories International Inc.	78,670	10,414
McKesson Corp.	74,449	10,174
PerkinElmer Inc.	113,974	9,707
* IQVIA Holdings Inc.	62,940	9,402
AmerisourceBergen Corp. Class A	108,828	8,960
* QIAGEN NV	271,473	8,950
* Incyte Corp.	116,508	8,648
Quest Diagnostics Inc.	80,170	8,581
Bio-Techne Corp.	42,093	8,236
* DexCom Inc.	53,942	8,050
* Exelixis Inc.	408,727	7,228
Cerner Corp.	105,361	7,182
Bruker Corp.	162,910	7,157
Cardinal Health Inc.	147,340	6,953
* Centene Corp.	159,239	6,889
* Ionis Pharmaceuticals Inc.	114,832	6,880
* Varian Medical Systems Inc.	54,808	6,527
* Veeva Systems Inc. Class A	42,212	6,445
Dentsply Sirona Inc.	114,689	6,114
* IDEXX Laboratories Inc.	19,745	5,369
* WellCare Health Plans Inc.	20,264	5,252
* Seattle Genetics Inc.	61,036	5,212
* Regeneron Pharmaceuticals Inc.	18,762	5,205
* Hologic Inc.	98,797	4,988
HCA Healthcare Inc.	35,376	4,260
* Bio-Rad Laboratories Inc. Class A	12,714	4,230
* Alnylam Pharmaceuticals Inc.	48,448	3,896

* Alexion Pharmaceuticals Inc.	36,191	3,545
STERIS plc	22,260	3,216
* BioMarin Pharmaceutical Inc.	43,493	2,931
* Exact Sciences Corp.	30,225	2,731
* Catalent Inc.	52,604	2,507
* Elanco Animal Health Inc.	89,501	2,380
* Neurocrine Biosciences Inc.	25,092	2,261
* Premier Inc. Class A	77,097	2,230
* DaVita Inc.	38,473	2,196
* Jazz Pharmaceuticals plc	14,497	1,858
* Sage Therapeutics Inc.	12,760	1,790
* Align Technology Inc.	9,439	1,708
* Insulet Corp.	10,073	1,661
* Varex Imaging Corp.	52,023	1,485
* Integra LifeSciences Holdings Corp.	24,435	1,468
West Pharmaceutical Services Inc.	10,307	1,462
Hill-Rom Holdings Inc.	13,799	1,452
* Intercept Pharmaceuticals Inc.	21,002	1,394
* Sarepta Therapeutics Inc.	18,454	1,390
* ABIOMED Inc.	7,755	1,380
* Brookdale Senior Living Inc.	170,247	1,290
* Molina Healthcare Inc.	11,672	1,281
* Acadia Healthcare Co. Inc.	40,029	1,244
* Penumbra Inc.	8,997	1,210
* Masimo Corp.	7,510	1,117
* Medidata Solutions Inc.	12,043	1,102
Patterson Cos. Inc.	61,206	1,091
* Bluebird Bio Inc.	11,147	1,024
* MEDNAX Inc.	43,491	984
* PRA Health Sciences Inc.	9,339	927
* Moderna Inc.	53,785	856
* United Therapeutics Corp.	9,981	796
* Agios Pharmaceuticals Inc.	24,150	782
* Horizon Therapeutics plc	25,703	700
* Alkermes plc	27,847	543
* Guardant Health Inc.	8,421	538
* ICU Medical Inc.	2,244	358
* Nektar Therapeutics Class A	13,597	248
* Mylan NV	10,828	214
* Mallinckrodt plc	72,107	174
Cantel Medical Corp.	1,909	143
		1,365,835
Materials & Processing (3.3%)
Linde plc	184,023	35,649
Ecolab Inc.	124,829	24,721
Sherwin-Williams Co.	43,298	23,808
DuPont de Nemours Inc.	307,130	21,901
Ball Corp.	218,687	15,923
Dow Inc.	311,930	14,864
Vulcan Materials Co.	91,834	13,889
Martin Marietta Materials Inc.	50,199	13,760
Celanese Corp. Class A	109,412	13,380
FMC Corp.	142,349	12,481
LyondellBasell Industries NV Class A	138,405	12,383
Newmont Goldcorp Corp.	311,148	11,799
Lennox International Inc.	46,508	11,300
Armstrong World Industries Inc.	98,525	9,527

*	Crown Holdings Inc.	139,639	9,225
	Fastenal Co.	264,288	8,634
	Air Products & Chemicals Inc.	36,714	8,145
	Owens Corning	107,734	6,809
	Albemarle Corp.	93,422	6,495
	Southern Copper Corp.	186,743	6,374
	Scotts Miracle-Gro Co.	59,322	6,040
	Sealed Air Corp.	131,394	5,454
	Reliance Steel & Aluminum Co.	53,107	5,293
	WR Grace & Co.	70,376	4,698
	Freeport-McMoRan Inc.	450,989	4,316
	Valmont Industries Inc.	30,964	4,287
	PPG Industries Inc.	34,752	4,118
	Nucor Corp.	78,333	3,988
	Westlake Chemical Corp.	58,398	3,826
	Packaging Corp. of America	32,197	3,416
	CF Industries Holdings Inc.	65,232	3,209
	Ingersoll-Rand plc	21,974	2,707
	Eagle Materials Inc.	30,040	2,704
*	Axalta Coating Systems Ltd.	73,251	2,209
*	AdvanSix Inc.	78,638	2,023
	International Paper Co.	47,090	1,969
*	Berry Global Group Inc.	48,547	1,906
	Mosaic Co.	92,171	1,890
	Eastman Chemical Co.	20,872	1,541
	Versum Materials Inc.	28,836	1,526
*	Element Solutions Inc.	148,268	1,509
	Hexcel Corp.	18,291	1,502
*	Livent Corp.	212,731	1,423
	Royal Gold Inc.	10,783	1,329
	Owens-Illinois Inc.	105,425	1,083
*	Alcoa Corp.	33,190	666
			355,699
Other (0.0%)
*	Pinterest Inc. Class A	36,743	972
*	Zoom Video Communications Inc. Class A	10,517	801
*	Slack Technologies Inc. Class A	26,627	632
*,§ American International Group Inc. Warrants
	Exp. 01/19/2021	6,859	—
			2,405
Producer Durables (10.5%)
	Boeing Co.	220,344	83,834
	Union Pacific Corp.	278,871	45,171
	United Technologies Corp.	314,383	42,920
	Accenture plc Class A	204,188	39,275
	Honeywell International Inc.	230,809	39,053
	Northrop Grumman Corp.	73,450	27,528
	Lockheed Martin Corp.	70,008	27,307
*	Copart Inc.	316,653	25,437
	CSX Corp.	367,125	25,431
	3M Co.	150,744	24,782
	Norfolk Southern Corp.	126,078	22,651
	Illinois Tool Works Inc.	144,066	22,545
	TransDigm Group Inc.	43,020	22,399
	Verisk Analytics Inc. Class A	139,675	22,088
	General Dynamics Corp.	116,508	21,289

General Electric Co.	2,353,957	21,044
Automatic Data Processing Inc.	129,154	20,848
Cintas Corp.	77,072	20,663
Caterpillar Inc.	156,110	19,718
Roper Technologies Inc.	54,880	19,570
* Mettler-Toledo International Inc.	27,525	19,389
Delta Air Lines Inc.	335,441	19,321
United Parcel Service Inc. Class B	152,260	18,244
Southwest Airlines Co.	321,944	17,388
Waste Management Inc.	149,550	17,198
* United Airlines Holdings Inc.	194,265	17,175
FedEx Corp.	112,673	16,402
Raytheon Co.	82,709	16,227
* Waters Corp.	72,030	16,079
Deere & Co.	86,416	14,577
AMETEK Inc.	157,260	14,440
Old Dominion Freight Line Inc.	83,077	14,121
* Keysight Technologies Inc.	141,107	13,723
Jacobs Engineering Group Inc.	141,129	12,913
IDEX Corp.	78,733	12,903
Parker-Hannifin Corp.	70,977	12,819
Emerson Electric Co.	167,314	11,187
Eaton Corp. plc	132,269	10,998
* CoStar Group Inc.	18,223	10,810
Expeditors International of Washington Inc.	142,407	10,579
Toro Co.	142,398	10,438
PACCAR Inc.	147,855	10,351
Huntington Ingalls Industries Inc.	48,395	10,250
FLIR Systems Inc.	176,064	9,259
Carlisle Cos. Inc.	61,798	8,994
Landstar System Inc.	78,365	8,822
JB Hunt Transport Services Inc.	78,704	8,709
Fortive Corp.	126,325	8,661
Cummins Inc.	52,527	8,545
* Zebra Technologies Corp.	41,061	8,474
AGCO Corp.	110,710	8,381
BWX Technologies Inc.	146,472	8,380
Textron Inc.	170,296	8,338
* HD Supply Holdings Inc.	209,538	8,209
Xylem Inc.	98,143	7,814
Genpact Ltd.	193,618	7,503
WW Grainger Inc.	24,754	7,356
Wabtec Corp.	88,421	6,354
Oshkosh Corp.	83,375	6,320
Donaldson Co. Inc.	115,583	6,019
Robert Half International Inc.	99,688	5,549
ManpowerGroup Inc.	60,005	5,055
Graco Inc.	98,621	4,540
Xerox Holdings Corp.	151,726	4,538
Stanley Black & Decker Inc.	29,193	4,216
Flowserve Corp.	90,121	4,209
ITT Inc.	68,646	4,200
HEICO Corp.	33,578	4,193
CH Robinson Worldwide Inc.	47,117	3,995
Allison Transmission Holdings Inc.	76,765	3,612
* Teledyne Technologies Inc.	10,446	3,363
* Genesee & Wyoming Inc. Class A	29,492	3,259

MSC Industrial Direct Co. Inc. Class A	41,610	3,018
* Kirby Corp.	36,486	2,998
* Clean Harbors Inc.	36,566	2,823
Republic Services Inc. Class A	31,721	2,745
* Trimble Inc.	69,227	2,687
* Middleby Corp.	22,347	2,612
Quanta Services Inc.	62,470	2,361
* Sensata Technologies Holding plc	41,883	2,097
* Stericycle Inc.	40,057	2,040
Johnson Controls International plc	46,195	2,027
* AECOM	42,191	1,585
Allegion plc	13,639	1,414
Spirit AeroSystems Holdings Inc. Class A	11,284	928
* Spirit Airlines Inc.	18,347	666
* Resideo Technologies Inc.	23,402	336
* Conduent Inc.	26,974	168
		1,138,457
Technology (22.3%)
Microsoft Corp.	2,913,534	405,069
Apple Inc.	1,783,494	399,449
* Facebook Inc. Class A	888,137	158,159
* Alphabet Inc. Class C	116,207	141,656
* Alphabet Inc. Class A	113,680	138,819
Intel Corp.	1,702,442	87,727
Cisco Systems Inc.	1,532,818	75,737
* Adobe Inc.	216,968	59,937
* salesforce.com Inc.	354,015	52,550
Texas Instruments Inc.	383,402	49,551
Oracle Corp.	875,117	48,158
International Business Machines Corp.	291,673	42,415
NVIDIA Corp.	239,798	41,742
Broadcom Inc.	139,885	38,618
QUALCOMM Inc.	503,869	38,435
Intuit Inc.	132,640	35,274
Applied Materials Inc.	533,823	26,638
Lam Research Corp.	99,838	23,074
* Cadence Design Systems Inc.	334,378	22,096
* Autodesk Inc.	144,904	21,402
* Synopsys Inc.	152,426	20,920
L3Harris Technologies Inc.	87,964	18,353
* Micron Technology Inc.	425,885	18,249
Amphenol Corp. Class A	175,784	16,963
Activision Blizzard Inc.	302,200	15,992
KLA Corp.	97,261	15,508
Cognizant Technology Solutions Corp. Class A	253,168	15,257
Teradyne Inc.	262,921	15,226
Analog Devices Inc.	135,294	15,116
* ServiceNow Inc.	55,930	14,198
Corning Inc.	477,375	13,615
Hewlett Packard Enterprise Co.	874,455	13,266
* Twitter Inc.	261,366	10,768
Citrix Systems Inc.	111,077	10,721
* Workday Inc. Class A	58,648	9,968
* Arrow Electronics Inc.	133,283	9,940
* IAC/InterActiveCorp	44,069	9,606
* Advanced Micro Devices Inc.	319,634	9,266
Symantec Corp.	379,492	8,967

Xilinx Inc.	91,124	8,739
Dolby Laboratories Inc. Class A	133,954	8,659
HP Inc.	445,413	8,427
* Gartner Inc.	57,640	8,242
* VeriSign Inc.	43,434	8,193
Juniper Networks Inc.	322,124	7,973
Motorola Solutions Inc.	43,807	7,465
* Teradata Corp.	234,823	7,280
NetApp Inc.	137,603	7,226
* Palo Alto Networks Inc.	34,637	7,060
* Atlassian Corp. plc Class A	55,273	6,933
* ANSYS Inc.	29,959	6,632
Western Digital Corp.	110,879	6,613
* Fortinet Inc.	84,331	6,473
* Black Knight Inc.	105,414	6,437
* Electronic Arts Inc.	65,677	6,425
CDK Global Inc.	128,095	6,160
* Zynga Inc. Class A	971,957	5,657
SS&C Technologies Holdings Inc.	107,436	5,540
Avnet Inc.	118,483	5,271
Microchip Technology Inc.	54,585	5,072
VMware Inc. Class A	32,479	4,874
* Guidewire Software Inc.	46,077	4,856
DXC Technology Co.	150,159	4,430
* GoDaddy Inc. Class A	64,950	4,285
* NCR Corp.	134,225	4,236
Match Group Inc.	56,332	4,024
* Dell Technologies Inc.	75,925	3,937
* Splunk Inc.	28,929	3,410
* IHS Markit Ltd.	47,731	3,192
* Manhattan Associates Inc.	39,083	3,153
* Arista Networks Inc.	13,158	3,144
* Qorvo Inc.	41,900	3,106
* ON Semiconductor Corp.	145,772	2,800
Universal Display Corp.	16,029	2,691
* F5 Networks Inc.	18,986	2,666
* Twilio Inc. Class A	24,235	2,665
* Okta Inc.	26,938	2,652
Skyworks Solutions Inc.	32,649	2,587
Leidos Holdings Inc.	27,380	2,351
* Akamai Technologies Inc.	25,701	2,349
* Tyler Technologies Inc.	8,729	2,291
* Zendesk Inc.	29,183	2,127
* IPG Photonics Corp.	14,430	1,957
* PTC Inc.	28,583	1,949
* Nuance Communications Inc.	116,275	1,896
Perspecta Inc.	71,796	1,875
* FireEye Inc.	115,321	1,538
* Coherent Inc.	9,143	1,405
* Take-Two Interactive Software Inc.	10,672	1,338
* EchoStar Corp. Class A	32,502	1,288
* Nutanix Inc.	47,824	1,255
* DocuSign Inc. Class A	19,047	1,179
Cognex Corp.	22,455	1,103
* SolarWinds Corp.	55,747	1,029
* Proofpoint Inc.	7,935	1,024
* GrubHub Inc.	17,959	1,010

* Aspen Technology Inc.	8,143	1,002
* RingCentral Inc. Class A	7,454	937
* RealPage Inc.	14,075	885
* CACI International Inc. Class A	3,429	793
Amdocs Ltd.	11,987	792
* Ceridian HCM Holding Inc.	15,975	789
* Ciena Corp.	19,765	775
* Pure Storage Inc. Class A	45,526	771
* ViaSat Inc.	10,203	769
* Paycom Software Inc.	3,512	736
* EPAM Systems Inc.	4,020	733
* Covetrus Inc.	58,260	693
* Cree Inc.	13,343	654
* Avalara Inc.	9,365	630
* Groupon Inc. Class A	217,735	579
* HubSpot Inc.	3,704	562
* Elastic NV	2,440	201
* MongoDB Inc.	1,467	177
* Anaplan Inc.	3,752	176
* Alteryx Inc. Class A	1,573	169
* Pagerduty Inc.	5,806	164
* Zscaler Inc.	2,547	120
Pegasystems Inc.	900	61
		2,419,722
Utilities (5.5%)
AT&T Inc.	2,659,857	100,649
Verizon Communications Inc.	1,476,084	89,096
NextEra Energy Inc.	187,198	43,615
Duke Energy Corp.	313,753	30,076
Dominion Energy Inc.	326,929	26,494
Southern Co.	334,385	20,655
Exelon Corp.	404,760	19,554
WEC Energy Group Inc.	200,940	19,109
Sempra Energy	126,749	18,709
* T-Mobile US Inc.	221,954	17,483
Eversource Energy	181,883	15,546
Consolidated Edison Inc.	159,998	15,115
American Water Works Co. Inc.	121,210	15,058
CMS Energy Corp.	211,659	13,536
Edison International	167,728	12,650
FirstEnergy Corp.	231,746	11,177
Atmos Energy Corp.	89,294	10,170
Public Service Enterprise Group Inc.	151,363	9,397
DTE Energy Co.	69,463	9,236
NiSource Inc.	301,013	9,006
Aqua America Inc.	193,616	8,680
UGI Corp.	164,884	8,289
American Electric Power Co. Inc.	88,125	8,256
CenterPoint Energy Inc.	266,065	8,030
* Sprint Corp.	1,250,740	7,717
AES Corp.	426,375	6,967
Entergy Corp.	43,027	5,050
Alliant Energy Corp.	89,426	4,823
Telephone & Data Systems Inc.	177,650	4,583
Evergy Inc.	61,703	4,107
NRG Energy Inc.	98,641	3,906
PPL Corp.	122,981	3,873

* United States Cellular Corp.			88,125	3,312
Vistra Energy Corp.			116,269	3,108
* Zayo Group Holdings Inc.			90,171	3,057
* PG&E Corp.			28,893	289
				590,378
Total Common Stocks (Cost $4,497,644)				10,825,718
			Face
		Maturity	Amount
	Coupon	Date	($000)
Temporary Cash Investments (0.0%)
U.S. Government and Agency Obligations (0.0%)
United States Treasury Bill (Cost $1,097)	2.135%	11/14/19	1,100	1,097
Total Investments (100.0%) (Cost $4,498,741)				10,826,815
Other Assets and Liabilities-Net (0.0%)				3,488
Net Assets (100%)				10,830,303

* Non-income-producing security.
§ Security value determined using significant unobservable inputs.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4
p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the
Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset
(liability).

The fund had no open futures contracts at September 30, 2019.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of September 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	10,825,718	—	—
Temporary Cash Investments	—	1,097	—
Total	10,825,718	1,097	—